Derivatives (Gains Losses Recognized in Income Not Designated or Qualifying) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 57	$ (981)	$ (135)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	576	(8,728)	(3,660)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1,545	(3,458)	(296)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(344)	(1,716)	(660)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(12)	(21)	(298)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	21	130	150
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses) | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(634)	(3,663)	(2,556)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(18)	(38)	(23)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	(14)	(14)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	1	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net Investment Income | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(18)	(25)	(9)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(246)	(754)	(419)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	42	(27)	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(288)	(727)	(419)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	28
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	28
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues | Foreign currency exchange rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues | Credit derivatives — purchased
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues | Credit derivatives — written
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues | Equity derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ 0	$ 0